Income Tax - Summary of Unrecognized Deferred Tax Assets Related to Loss Carry-forward, Investment Credits and Deductible Temporary Differences (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Loss carry-forward	$ 1,497,056	$ 53,314	$ 966,783
Investment credits	49,611	1,767	51,217
Deductible temporary differences	377,242	13,434	446,754
Unrecognized deferred tax assets	$ 1,923,909	$ 68,515	$ 1,464,754